SHARE-BASED COMPENSATION - Plan Information On Outstanding and Exercisable Awards (Details) $ / shares in Units, ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Feb. 28, 2018 RUB (₽) shares	Dec. 31, 2017 shares
Awards Outstanding
Number outstanding (in shares)	17,621,841
Average Remaining Contractual Life	8 years 2 months 16 days
Aggregate Intrinsic Value | $	$ 391.6
Awards Exercisable
Number exercisable (in shares)	6,668,010
Average Remaining Contractual Life	7 years 2 months 23 days
Aggregate Intrinsic Value | $	$ 157.3
RosTaxi
Awards Outstanding
Contingent consideration | ₽		₽ 500
Options
Awards Outstanding
Number outstanding (in shares)	3,601,433		2,729,928
SARs
Awards Outstanding
Number outstanding (in shares)	154,994		159,210
Average Remaining Contractual Life	4 years 6 months 4 days
Awards Exercisable
Number exercisable (in shares)	154,994
Average Remaining Contractual Life	4 years 6 months 4 days
RSUs
Awards Outstanding
Number outstanding (in shares)	13,865,414		11,219,107
Number outstanding (in shares)	13,865,414
Average Remaining Contractual Life	8 years 4 months 10 days
Aggregate Intrinsic Value | $	$ 379.2
Awards Exercisable
Number exercisable (in shares)	5,298,083
Average Remaining Contractual Life	7 years 9 months
Aggregate Intrinsic Value | $	$ 144.9
RSUs | RosTaxi | 2016 Plan
Awards Outstanding
Number outstanding (in shares)		259,560
$3.43 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share) | $ / shares	$ 3.43
Awards Outstanding
Number outstanding (in shares)	104,600
Average Remaining Contractual Life	6 months 22 days
Aggregate Intrinsic Value | $	$ 2.5
Awards Exercisable
Number exercisable (in shares)	104,600
Average Remaining Contractual Life	6 months 22 days
Aggregate Intrinsic Value | $	$ 2.5
$3.51 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share) | $ / shares	$ 3.51
Awards Outstanding
Number outstanding (in shares)	73,725
Average Remaining Contractual Life	10 months 10 days
Aggregate Intrinsic Value | $	$ 1.8
Awards Exercisable
Number exercisable (in shares)	73,725
Average Remaining Contractual Life	10 months 10 days
Aggregate Intrinsic Value | $	$ 1.8
$4.16 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share) | $ / shares	$ 4.16
Awards Outstanding
Number outstanding (in shares)	102,238
Average Remaining Contractual Life	1 year 5 months 12 days
Aggregate Intrinsic Value | $	$ 2.4
Awards Exercisable
Number exercisable (in shares)	102,238
Average Remaining Contractual Life	1 year 5 months 12 days
Aggregate Intrinsic Value | $	$ 2.4
$8.77 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share) | $ / shares	$ 8.77
Awards Outstanding
Number outstanding (in shares)	306,870
Average Remaining Contractual Life	1 year 10 months 10 days
Aggregate Intrinsic Value | $	$ 5.7
Awards Exercisable
Number exercisable (in shares)	306,870
Average Remaining Contractual Life	1 year 10 months 10 days
Aggregate Intrinsic Value | $	$ 5.7
$40.00 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share) | $ / shares	$ 40.00
Awards Outstanding
Number outstanding (in shares)	3,014,000
Average Remaining Contractual Life	9 years 7 days
Awards Exercisable
Number exercisable (in shares)	627,500
Average Remaining Contractual Life	8 years 11 months 12 days
$16.95 | Options
Awards Outstanding
Number outstanding (in shares)	3,601,433
Average Remaining Contractual Life	7 years 9 months 15 days
Aggregate Intrinsic Value | $	$ 12.4
Awards Exercisable
Number exercisable (in shares)	1,214,933
Average Remaining Contractual Life	5 years 3 months 26 days
Aggregate Intrinsic Value | $	$ 12.4
$16.95 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share) | $ / shares	$ 16.95
Awards Outstanding
Number outstanding (in shares)	1,250
Average Remaining Contractual Life	2 years 11 months 19 days
Awards Exercisable
Number exercisable (in shares)	1,250
Average Remaining Contractual Life	2 years 11 months 19 days
$20.99 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share) | $ / shares	$ 20.99
Awards Outstanding
Number outstanding (in shares)	3,744
Average Remaining Contractual Life	2 years 10 months 28 days
Awards Exercisable
Number exercisable (in shares)	3,744
Average Remaining Contractual Life	2 years 10 months 28 days
$32.85 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share) | $ / shares	$ 32.85
Awards Outstanding
Number outstanding (in shares)	150,000
Average Remaining Contractual Life	4 years 6 months 22 days
Awards Exercisable
Number exercisable (in shares)	150,000
Average Remaining Contractual Life	4 years 6 months 22 days